Goodwill and Other Intangible Assets (Details) - Estimated Amortization Expense $ in Thousands	Jun. 30, 2024 USD ($)
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
2024	$ 11,245
2025	21,336
2026	21,247
2027	20,320
2028	16,290
2029 and thereafter	26,023
Net Book Value	$ 116,461